Consolidated Statements of Operations and Comprehensive Loss - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Income Statement Abstract
Revenue	$ 39,271,839	$ 39,695,890	$ 17,236,773
Cost of Sales	33,914,237	32,445,836	13,360,068
Gross Profit	5,357,602	7,250,054	3,876,705
Sales, general and administrative costs
Salaries and administration	8,814,561	7,394,085	5,807,744
Depreciation	1,858,458	1,219,223	661,958
Product development costs	1,811,472	2,090,338	1,381,101
Office expense	1,607,459	920,468	419,398
Insurance	1,716,157	1,801,665	1,244,505
Professional fees	1,925,938	1,477,094	1,207,920
Sales and marketing	661,426	818,289	686,544
Share-based payments	1,502,112	3,645,893	5,771,475
Transportation costs	212,263	324,773	231,472
Travel, accomodation, meals and entertainment	599,169	748,299	641,500
Allowance for credit losses	1,450,962	95,153	8,940
Total sales, general and administrative costs	22,159,977	20,535,280	18,062,557
Loss from operations before interest, accretion and foreign exchange	(16,802,375)	(13,285,226)	(14,185,852)
Interest and accretion	(1,554,858)	(1,549,769)	(515,668)
Other Income	306,288	72,867	364,296
Foreign exchange gain / (loss)	131,416	(30,897)	(65,117)
Loss from operations for the year	(17,919,529)	(14,793,025)	(14,402,341)
Other item
Write down of assets	(423,267)	(250,832)	(607,579)
Loss for the year	(18,342,796)	(15,043,857)	(15,009,920)
Other comprehensive income / (loss)
Cumulative translation reserve	29,547	(13,007)	(39,413)
Total comprehensive loss for the year	$ (18,313,249)	$ (15,056,864)	$ (15,049,333)
Loss per common share, basic	$ (0.74)	$ (0.64)	$ (0.69)
Loss per common share, diluted	$ (0.74)	$ (0.64)	$ (0.69)
Weighted average number of common shares outstanding, basic	24,950,961	23,522,755	21,877,488
Weighted average number of common shares outstanding, diluted	24,950,961	23,522,755	21,877,488